CONSOLIDATED VARIABLE INTEREST ENTITIES (Details) $ in Thousands	Dec. 31, 2020 USD ($) variable_interest_entity	Dec. 31, 2019 USD ($)
Variable Interest Entity [Line Items]
Long-term debt	$ 1,663,394	$ 1,627,177
Current portion of debt	484,956	253,059
Vessels under finance lease, net	697,380	714,476
Finance lease liability	573,087
Finance lease liability, current portion	$ 48,887	$ 68,874
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Number of variable interest entities | variable_interest_entity	41
VIEs with sales-type leases, direct financing leases, and leaseback assets | variable_interest_entity	28
Net investment in lease	$ 583,600
Residual value of leased asset	579,900
Long-term debt	356,400
Current portion of debt	$ 73,800
VIEs, number with operating lease assets | variable_interest_entity	10
Operating lease, right-of-use asset	$ 232,500
Operating lease liability	90,100
Operating lease liability, current	$ 13,900
VIEs, number with finance lease assets | variable_interest_entity	3
Vessels under finance lease, net	$ 297,000
Finance lease liability	231,800
Finance lease liability, current portion	20,000
Unearned Lease Income	$ 161,300